Trade receivables	12 Months Ended
Apr. 03, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables

	April 3, 2022	March 28, 2021
	$	$
Trade accounts receivable	22.0	21.9
Credit card receivables	2.5	2.1
Government grant receivable	—	4.4
Other receivables	19.3	14.3
	43.8	42.7
Less: expected credit loss and sales allowances	(1.1)	(1.8)
Trade receivables, net	42.7	40.9
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	April 3, 2022			March 28, 2021
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(0.5)	(1.3)	(1.8)	(0.5)	(1.3)	(1.8)
Losses recognized	—	(0.5)	(0.5)	(0.1)	(2.4)	(2.5)
Amounts settled or written off during the year	0.2	1.0	1.2	0.1	2.4	2.5
Balance at the end of the year	(0.3)	(0.8)	(1.1)	(0.5)	(1.3)	(1.8)